Investments (Tables)	12 Months Ended
Dec. 31, 2013
Available-for-Sale Securities

The cost, gross unrealized holding gains, gross unrealized holding losses and fair value for available-for-sale securities included in short-term investments and investments by major security type at December 31, 2013 and 2012 were as follows:

	December 31, 2013
	Cost	Gross unrealized holding gains	Gross unrealized holding losses	Fair value
	(Millions of yen)
Noncurrent:
Government bonds	¥338	¥—	¥31	¥307
Corporate bonds	491	16	26	481
Fund trusts	68	—	—	68
Equity securities	18,112	16,450	26	34,536

	¥19,009	¥16,466	¥83	¥35,392

	December 31, 2012
	Cost	Gross unrealized holding gains	Gross unrealized holding losses	Fair value
	(Millions of yen)
Current:
Corporate bonds	¥30	¥—	¥—	¥30

Noncurrent:
Government bonds	¥181	¥—	¥—	¥181
Corporate bonds	590	—	30	560
Fund trusts	1,192	43	1	1,234
Equity securities	14,866	7,033	564	21,335

	¥16,829	¥7,076	¥595	¥23,310

Maturities of Available-for-Sale Debt Securities

Maturities of available-for-sale debt securities included in investments in the accompanying consolidated balance sheets were as follows at December 31, 2013:

	Cost	Fair value
	(Millions of yen)
Due within one year	¥—	¥—
Due after one year through five years	10	10
Due after five years	819	778

	¥829	¥788